LEASE - Cash flow (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
LEASE
Operating cash flows from finance leases	$ 3,213
Operating cash flows from operating leases	15,866
Financing cash flows from finance lease	33,614
Right-of-use assets obtained in exchange of new finance lease liabilities	7,300
Right-of-use assets obtained in exchange of new operating leases	$ 18,222